Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

Future minimum payments under non-cancelable operating leases related to offices and schools consisted of the following at December 31, 2018:

Years ending December 31,
2019	303,126
2020	217,290
2021	148,625
2022	90,340
2023 and thereafter	95,006
854,387